Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
21.	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2020 and 2021:

Name of related parties	Relationship with the Group
Jimu Group	An entity and its certain subsidiaries that have a high degree of overlap in shareholding with the Group and share two common board members as of December 31, 2020 and three common board members as of December 31, 2021.
Shenzhen Xiaogang Technology Co., Ltd (“Shenzhen Xiaogang”)	An entity which the Group holds 15% equity interests
LeaseGo Pty Ltd (“LeaseGo”)	An entity which the Group holds 15.56% equity interests
Beijing Liangduo Science and Technology Co. Ltd.(“Beijing Liangduo”)	An entity which the Group holds 18% equity interests
Changsha Liangduo Business Consulting Co., Ltd (“Changsha Liangduo”)	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 100% equity interests

(a).	The Group entered into the following transactions with related parties:

	For the year ended December 31,
	2019	2020	2021

	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive income/(loss)
- Cost and expenses allocated from the related party	24,994	3,712	221
- Service cost charged by the related party (1)	200,163	23,052	1,574
- Collection service fees charged by Beijing Liangduo and Changsha Liangduo	63,400	32,176	12,746
- Interest income from loans to the related party (4)	(43,156)	(31)	(30)
- Interest expense on borrowings from the related party (5)	213	—	—
- Technical service fees charged to Shenzhen Xiaogang	—	—	4,451
(ii) Operating transactions
- Technical service fee collected by the related party on behalf of the Group (2)	(64,078)	—	—
- Payment for guarantee deposit to the related party (1)	(100,269)	(24,788)	—
- Loan interests collected from the related party (4)	3,310	—	—
- Borrowing interests paid to the related party (5)	(2,047)	—	—
- Share-based compensation awards to employees of the related party	34,684	3,471	2,736
- Collecting principal and interests from borrowers on behalf of the related party (7)	—	363,342	23,586
- Repayment of collecting principle and interests from borrowers on behalf of the related party (8)	—	(100,000)	—
(iii) Financing/Investing transactions
- Net cash advances (to)/from the related party (3)	(697,754)	293	232
- Principal of loans provided to the related party (4)	(137,000)	(40,000)	—
- Principal of loans collected from the related party (4)	122,000	40,000	—
- Principal of borrowings repaid to the related party (5)	(23,831)	—	—
- Equity transfer consideration paid to the related party (6)	(23,000)	—	—
- Acquisition of Ganzhou Micro Finance from the related party (see - Note 4.(i))	(230,000)	—	—
- Proceeds from related parties as funding debt	—	—	472

(1) The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group an asset management fee. The accumulative service fee due to Jimu Group of RMB959,073 was used to reduce the amounts due from Jimu Group pursuant to a series of offsetting agreements executed in July 2019.
The Group entered into an information service cooperation agreement with Jimu Group on July 19, 2019. Pursuant to the agreement, the Group provides guarantee to individual investors for loans that the Group has referred and funded through Jimu Group. The guarantee deposit cooperation was terminated on January 1, 2020. Service costs for the year ended December 31, 2020 were charged for the loans facilitated before January 1, 2020 pursuant to the termination agreement.
(2) As of December 31, 2019, the Group had balances of receivables from Yunnan Shiyin Financing Guarantee Co., Ltd. (“Yunnan Shiyin”), a third party, for technical service fees and consultancy fee collected on behalf of the Group from borrowers and other receivables of RMB7,495, RMB55,583 and RMB1,000, respectively. Yunnan Shiyin also carried out business with Jimu Group. Pursuant to the debtor-creditor relationship transfer agreement entered into between Yunnan Shiyin and Jimu Group dated December 31, 2019, the debtor of these balances was transferred from Yunnan Shiyin to Jimu Group in its entirety. The Group therefore reclassified the total outstanding balance of RMB64,078 to amounts due from related parties as of December 31, 2019.
(3) For the year ended December 31, 2019, the Group made a series of cash advances in both U.S dollars and Renminbi to Jimu Group. In 2019, the Group and Jimu Group entered into a series of agreements to settle the accumulative net cash advance balances, and the unsettled balances were converted to a U.S. dollar-denominated loan with a principal balance of US$18,401 and an interest rate at 3.5% per annum, maturing on January 31, 2020 and a RMB denominated loan with a principal balance of RMB 154,598 with interest rate at 11% per annum, maturing on January 31, 2022.
(4) The Group provided short term loans to Jimu Group with no interest in 2019 and 2020 with an interest rate of 7
% per annum in 2019, respectively.
(5) The short-term and long-term borrowings from Jimu Group in 2018 bear interest rates of 12% to 12.13% per annum and matured in 2019. During the year ended December 31, 2021, there was no borrowings from Jimu Group.
(6) In 2019, the Group made payments of RMB13,000 to Jimu Group for settlement of equity interest acquired in connection with the Reorganization. The Group also paid RMB10,000 to Jimu Group to acquire 100% equity interest of Qilehui Credit Investigation Co., Ltd. (“Qilehui”). On August 31, 2020, the Group obtained 100% equity interest of Qilehui.
(7) The Company has played as a business counter-party with Jimu group including loan borrower referrals and collection channel. For purpose of repayments to Jimu Box’s online platform lenders, the repayments from borrowers in connection with the remaining loans funded by Jimu Box has been collected through the Company and repaid to Jimu Box’s online lenders through custody bank account of Jimu Group.
(8) As the custody bank account of Jimu Group established for online lending platform business has been frozen following its insolvency and exit from online lending platform business in February 2020, in order to facilitate Jimu Box’s platform unwinding plan, the Company entered into an agreement with Jimu group, under which the Company was obligated to transfer principal and interest collected from the borrowers to the party designated by Jimu group for purpose of Jimu Box’s online borrowers repayments to lenders. The Company paid
RMB100
million to the party designated by Jimu group according to the agreement for the years ended December 31, 2020.

(b).	Balances with related parties:

	As of December 31,
	2020	2021

	RMB	RMB

Amounts due from related parties – current:
Amounts due from Jimu Group	851,249	846,266
Amounts due from other related parties	30	5,455

Total current amounts due from related parties	851,279	851,721

Allowance for credit losses	(851,249)	(846,266)

Total current amounts due from related parties, net	30	5,455

Amounts due from Jimu Group – noncurrent	7,369	—
Allowance for credit losses	(7,369)	—

Total noncurrent amounts due from related parties, net	—	—

Amounts due to related parties – current:
Amounts due to Jimu Group	265,974	289,792
Amounts due to other related parties	5,445	144
Total current amounts due to related parties	271,419	289,936
Amounts due to related parties – noncurrent:
Amounts due to other related parties	—	472

Total noncurrent amounts due to related parties	—	472

The movement of the allowance for credit losses for the years ended December 31, 2020 and 2021 consist of the following:

	For the year ended December 31,
	2020	2021

	RMB	RMB
Balance at beginning of the year	856,016	858,618
Additions	7,818	—
Charge-offs*	3,471	(2,736)
Reversal	—	(6,743)
Foreign currency exchange differences	(8,687)	(2,873)

Balance at end of the year	858,618	846,266

As of December 31, 2019, except for the prepaid consideration for acquisition of Qilehui with an amount of RMB10,000, the Group determined that RMB748,427 of the current balance and RMB107,589 of the noncurrent balance due from Jimu Group were unrecoverable since Jimu Group was insolvent and in February 2020, Jimu Group announced its exit from online lending platform business pursuant to the relative regulations. There are significant outstanding balances on its platform unpaid to investors, which has priority over any other debts of Jimu Group including the balance due to the Group. As a result, a full provision was made to these balances in the year ended December 31, 2019. For the year ended December 31, 2020, the total amounts due from Jimu Group decrease by RMB7,398. The Group made additional provision of RMB7,818 for the year ended December 31, 2020. For the year ended December 31, 2021, the total amounts due from Jimu Group decrease by RMB12,352. The Group reversed provision of RMB6,743 for the year ended December 31, 2021.

*
The amount due from Jimu Group resulting from the share-based compensation awards to employees of Jimu Group was written off as of December 31, 2020 as the Group waived this balance. As of December 31, 2021, portion of the balance was reversed as several employee’s resignation led to the forfeit of share-based compensation.